Supplementary cash flow information	12 Months Ended
Dec. 31, 2021
Supplemental Statement of Cash Flow [Abstract]
Supplementary cash flow information
24. Supplementary cash flow information

Changes in non-cash working capital:	December 31, 2021	December 31, 2020

Accounts receivable and other	$14,065	$(5,408)
Inventories	(16,087)	(3,209)
Accounts payable and accrued liabilities	(6,895)	42,008
	$(8,917)	$33,391